Other Non-Operating Income (Expense), Net (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 03, 2015	Jun. 04, 2015	Dec. 04, 2014	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Component of Other Income Expense, Nonoperating [Line Items]
Gain (loss) from changes in currency exchange rates				$ (24)	$ (27)	$ (28)
Loss on restructure of debt	$ 1	$ 18	$ 30	(4)	(49)	(184)
Gain from disposition of interest in Aptina				0	1	119
Gain from issuance of Inotera shares				0	0	93
Other				(26)	22	(25)
Other non-operating income (expense), net				(54)	$ (53)	$ (25)
Indemnification Receivable Writeoff
Component of Other Income Expense, Nonoperating [Line Items]
Other				$ 30